Cost of goods sold and services provided (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Inventories at the beginning of the period	$ 109,297	$ 112,444	$ 104,063
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	32,897	(2,491)	11,732
Changes in net realizable value of agricultural products after harvest	4,642	10,002	(13,136)
Currency translation adjustment	32,379	(42,824)	(1,919)
Transfers	163,301	0	(2,238)
Impairment	(19,125)	0	0
Harvest	302,799	393,886	368,993
Acquisitions and classifications	409,458	384,518	427,162
Consumptions	(56,029)	(41,688)	(61,686)
Costs as of one	570,352
Costs as of two			596,862
Costs as of three		570,991
Inventories at the end of the year	(409,267)	(242,856)	(236,109)
Cost of sales and services from agricultural business [Member]
Statement [Line Items]
Inventories at the beginning of the period	80,543
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	32,897
Changes in net realizable value of agricultural products after harvest	4,642
Currency translation adjustment	33,041
Transfers	0
Impairment	0
Harvest	302,799
Acquisitions and classifications	236,748
Consumptions	(56,029)
Costs as of one	386,373
Costs as of two		418,512
Inventories at the end of the year	(248,268)
Costs as of three			437,120
Urban Properties And Investment Business [Member]
Statement [Line Items]
Inventories at the beginning of the period	28,754
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	0
Changes in net realizable value of agricultural products after harvest	0
Currency translation adjustment	(662)
Transfers	163,301
Impairment	(19,125)
Harvest	0
Acquisitions and classifications	172,710
Consumptions	0
Costs as of one	183,979
Costs as of two		$ 152,479
Inventories at the end of the year	$ (160,999)
Costs as of three			$ 159,742